Supplemental Disclosure of Non-Cash Investing and Financing Activities (Non-Cash Activities Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred losses and other non-cash activity related to derivatives	$ (2,584)	$ 1,031	$ (3,248)	$ (1,172)	$ (3,002)	$ (187)	$ 2,146
Change in net unrealized loss on securities available for sale					752	$ (1,219)	343,528
Non-cash effect of foreign currency translation adjustments					(48)
Parent Company [Member]
Deferred losses and other non-cash activity related to derivatives			$ (3,248)		$ (3,002)		$ 2,146